CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net profit (loss)	$ 301,656	$ 209,166	$ (29,127)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustment	5,681	923	(2,485)
Change in employees plan assets and benefit obligations $171, $184 and $96 for the years ended December 31, 2017, 2016 and 2015, respectively	511	(546)	176
Unrealized gain (loss) on derivatives	1,796	266	(64)
Comprehensive income (loss)	309,644	209,809	(31,500)
Comprehensive (income) loss attributable to non-controlling interest	(6,565)	(6,902)	769
Comprehensive income (loss) attributable to the Company	$ 303,079	$ 202,907	$ (30,731)